U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

January 26, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525
Reinhart Mid Cap PMV Fund
Reinhart Genesis PMV Fund
Reinhart International PMV Fund

Dear Sir or Madam:

On behalf of the Trust and its series, the Funds, attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of the following:

1.To approve a new investment advisory agreement between Reinhart Partners, LLC (“Reinhart”) and the Trust, on behalf of the Reinhart Funds; and
2.To approve any adjournments of the Special Meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to constitute a quorum or to approve Proposal 1.
If you have any questions or require further information, do not hesitate to contact me at 414-516-1652 or adam.smith6@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Adam W. Smith

Adam W. Smith
for U.S. Bank Global Fund Services

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP